Subsequent Events (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 15, 2024 USD ($) Valuation $ / shares	Apr. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jul. 12, 2024 shares	Jan. 12, 2024 shares	Dec. 31, 2023 shares	Jul. 14, 2023 shares	Apr. 17, 2023 shares	Jan. 17, 2023 shares	Jan. 13, 2023 shares
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares) | shares			523,782				520,459
Deposit paid			$ 0	$ 4,098
Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend paid			$ 481	$ 487
Preferred stock, shares outstanding (in shares) | shares		13,729	13,729	13,739		13,738			9,172	9,172
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend paid			$ 260	$ 508
Preferred stock, shares outstanding (in shares) | shares			8,853					15,314	10,000		11,982
Quarterly Dividend Declared in Q2-2024 [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid			Apr. 15, 2024
Preferred stock dividend paid per share (in dollars per share) | $ / shares		$ 17.5
Dividend paid		$ 241
Dividend payable, date of record			Apr. 12, 2024
Quarterly Dividend Declared in Q2-2024 [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid			Jul. 15, 2024
Subsequent Event [Member] | M/T Zeze [Member]
Subsequent Events [Abstract]
Purchase price	$ 27,000
Sale and purchase commissions to be paid	0
Purchase price to be paid in cash	18,900
Purchase price to be paid after delivery of vessel	$ 10,900
Interest rate	5.00%
Number of independent third-party broker valuations | Valuation	2
Percentage deposit paid	10.00%
Deposit paid	$ 2,700
Subsequent Event [Member] | Quarterly Dividend Declared in Q2-2024 [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid	Jul. 15, 2024
Preferred stock dividend paid per share (in dollars per share) | $ / shares	$ 17.5
Dividend paid	$ 240
Preferred stock, shares outstanding (in shares) | shares					13,729
Dividend payable, date of record	Jul. 12, 2024
Subsequent Event [Member] | Quarterly Dividend Declared in Q2-2024 [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid	Jul. 15, 2024
Preferred stock dividend paid per share (in dollars per share) | $ / shares	$ 20
Dividend paid	$ 177
Preferred stock, shares outstanding (in shares) | shares					8,853
Dividend payable, date of record	Jul. 12, 2024